Derivatives - Summary of Information about Terms and Conditions of Hedging Instruments (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	(9)	14
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	8	8
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	956	876
Up to 1 month [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	(8)	(4)
Up to 1 month [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
Up to 1 month [member] | EUR/USD [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.91
Up to 1 month [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0.94
Up to 1 month [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.15
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		1.13
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	(1)	23
1-3 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-3 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.91
1-3 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0.94
1-3 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
1-3 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		1.13
1-3 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	(5)
3-12 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
3-12 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
3-12 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0.94
3-12 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
3-12 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		1.13
3-12 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	121	88
1-5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	88	87
1-5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
1-5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0
1-5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.16	1.18
1-5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
1-5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0
1-5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.87	0.85
1-5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.74	0.75
1-5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.35	0
1-5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	1.34
> 5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
> 5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	8	8
> 5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	835	788
> 5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	21	26
> 5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	5,540	6,738
Average fixed interest rate	2.83%	2.90%
> 5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
> 5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0
> 5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.13	1.14
> 5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0
> 5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate		0
> 5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.88	0.88
> 5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.76	0.75
> 5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.32	0
> 5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	1.34